Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Unbilled revenue	$ 57,983	$ 66,752
Prepayments and other assets	21,999	16,783
Other non-current assets	35,952	44,239
Unamortised debt issuance cost	178	409
Other employee obligations	76,857	68,121
Other liabilities	7,393	10,294
Non-financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Unbilled revenue	905	1,457
Prepayments and other assets	15,568	11,408
Other non-current assets	26,027	34,931
Unamortised debt issuance cost	178	409
Other employee obligations	19,686	16,240
Other liabilities	$ 6,360	$ 13,768